UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus AMT-Free Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
April 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 102.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.6%
Tender Option Bond Trust Receipts (Series
2016-YX1036),
(Alabama Federal Aid Highway
Authority, Special Obligation Revenue)
(Liquidity Facility; Barclays Bank PLC)	0.94	5/7/17	2,800,000	[a,b,c]	2,800,000
Arizona - 3.1%
Tender Option Bond Trust Receipts (Series
2016-YX1032),
(Maricopa County Industrial
Development Authority, Revenue
(Banner Health)) (Liquidity Facility;
Barclays Bank PLC)	0.93	5/7/17	5,615,000	[a,b,c]	5,615,000
California - 5.6%
California Department of Water,
CP (Liquidity Facility; Bank of
Montreal)	0.92	5/3/17	3,000,000		3,000,000
RIB Floater Trust (Series 2017-004),
(California Health Facilities Financing
Authority, Revenue (Diginty Health))
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.98	5/7/17	7,000,000	[a,b,c]	7,000,000
					10,000,000
Colorado - 11.2%
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.88	5/7/17	10,000,000	[b]	10,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.97	5/7/17	10,000,000	[b]	10,000,000
					20,000,000
Florida - 5.5%
Kissimmee Utility Authority,
CP (Liquidity Facility; JPMorgan Chase
Bank NA)	0.98	6/7/17	3,200,000		3,200,000
Palm Beach County School Board,
(Liquidity Facility; Citibank NA)	0.94	5/7/17	6,585,000[a,b,c]		6,585,000
					9,785,000
Georgia - 2.6%
Cobb County Development Authority,
Revenue (Dominion Christian High
School, Inc. Project) (LOC; Branch
Banking and Trust Co.)	0.93	5/7/17	2,810,000	[b]	2,810,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.6% (continued)
Tender Option Bond Trust Receipts (Series
2015-XF0089),
(Gwinnett County School District, GO
Notes) (Liquidity Facility; JPMorgan
Chase Bank)	0.93	5/7/17	1,935,000	[a,b,c]	1,935,000
					4,745,000
Illinois - 11.1%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.92	5/7/17	2,000,000	[b]	2,000,000
Illinois Finance Authority,
Revenue (Chicago Horticultural Society
Project) (LOC; Bank of Montreal)	0.96	5/7/17	3,000,000	[b]	3,000,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B. Harris
Theater for Music and Dance Project)
(LOC; PNC Bank NA)	0.96	5/7/17	7,000,000	[b]	7,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority Revenue
(LOC; Landesbank Hessen-Thuringen
Girozentrale)	0.92	5/7/17	5,000,000	[b]	5,000,000
Tender Option Bond Trust Receipts (Series
2017-XF2398),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Citibank NA)	0.93	5/7/17	2,780,000[a,b,c]		2,780,000
					19,780,000
Iowa - 1.9%
Iowa Finance Authority,
Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.93	5/7/17	3,485,000	[b]	3,485,000
Louisiana - 3.8%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Kenner Theatres, L.L.C.
Project) (LOC; FHLB)	0.94	5/7/17	3,650,000	[b]	3,650,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.90	5/1/17	3,100,000	[b]	3,100,000
					6,750,000
Maryland - 7.5%
Bel Air,
EDR (Harford Day School Facility)
(LOC; Branch Banking and Trust Co.)	0.96	5/7/17	3,475,000	[b]	3,475,000
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	1.06	5/7/17	2,180,000	[b]	2,180,000

Short-Term Investments - 102.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 7.5% (continued)
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	0.93	5/7/17	7,825,000	[b]	7,825,000
					13,480,000
Michigan - 4.5%
Michigan Strategic Fund	1.00	5/7/17	2,000,000	[b]	2,000,000
Pittsfield Township Economic
Development Corporation,
LOR, Refunding (Arbor Project) (LOC;
Comerica Bank)	1.00	5/7/17	2,300,000	[b]	2,300,000
Tender Option Bond Trust Receipts (Series
2017-XM0472),
(Michigan Finance Authority, HR,
Refunding (Trinity Health Credit
Group)) (Liquidity Facility; Citibank
NA)	0.93	5/7/17	3,750,000	[a,b,c]	3,750,000
					8,050,000
Mississippi - 3.4%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.87	5/1/17	6,000,000	[b]	6,000,000
Nevada - 3.0%
Reno,
Hospital Revenue (Renown Regional
Medical Center) (LOC; Bank of Tokyo-
Mitsubishi UFJ)	0.92	5/7/17	5,450,000	[b]	5,450,000
New Jersey - 6.3%
Burlington County,
GO Notes, BAN (General Improvement
Bonds and Solid Waste Utility Bonds)	2.00	5/16/17	8,000,000		8,003,955
North Brunswick Township,
BAN	2.00	7/27/17	3,350,000		3,358,576
					11,362,531
New York - 14.1%
Bemus Point Central School District,
BAN	2.00	6/28/17	3,000,000		3,004,404
Fairport Central School District,
BANS	1.95	7/14/17	2,000,000		2,003,537
Metropolitan Transportation Authority of
New York,
(Liquidity Facility; Citibank NA)	0.95	5/7/17	1,000,000	[a,b,c]	1,000,000
Monroe County Industrial Development
Agency,
Revenue (HDF-RWC Project 1, LLC -
Robert Weslayan College Project) (LOC;
M&T Trust)	0.98	5/7/17	2,415,000	[b]	2,415,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue (LOC;
Morgan Stanley Bank)	0.90	5/1/17	8,700,000	[b]	8,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.1% (continued)
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.92	5/1/17	3,015,000	[b]	3,015,000
Westchester County,
GO Notes, TAN	1.50	5/26/17	5,000,000		5,002,723
					25,140,664
North Carolina - 1.8%
North Carolina Medical Care Commission,
Health Care Facilities Revenue,
Refunding (FirstHealth of the Carolinas
Project) (Liquidity Facility; Branch
Banking and Trust Co.)	0.95	5/7/17	3,150,000	[b]	3,150,000
Ohio - 2.6%
Hamilton County,
EDR (Boys/Girls Clubs of Greater
Cincinnati, Inc. Project) (LOC; PNC Bank
NA)	1.04	5/7/17	1,575,000	[b]	1,575,000
RIB Floater Trust (Series 2017-003),
(Middletown, Hospital Facilities
Revenue (Premier Health Partners
Obligated Group)) (Liquidity Facility;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	1.05	5/7/17	3,000,000	[a,b,c]	3,000,000
					4,575,000
Tennessee - 3.9%
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Bank of America)	0.94	5/7/17	4,000,000	[b]	4,000,000
State of Tennessee,
CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.97	6/8/17	3,000,000		3,000,000
					7,000,000
Texas - 8.6%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.95	5/7/17	2,000,000	[b]	2,000,000
Lubbock Independent School District,
GO Notes (Liquidity Facility; Wells
Fargo Bank and LOC; Permanent School
Fund Guarantee Program)	0.92	5/7/17	5,000,000	[b]	5,000,000
Red River Education Finance Corporation,
Higher Education Revenue (Texas
Christian University Project) (Liquidity
Facility; Northern Trust Company)	0.93	5/7/17	5,400,000	[b]	5,400,000

Short-Term Investments - 102.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 8.6% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue) (Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan Chase
Bank)	0.96	5/7/17	3,000,000 [a,b,c]	3,000,000
				15,400,000

Total Investments (cost $182,568,195)			102.1%	182,568,195
Liabilities, Less Cash and Receivables			(2.1%)	(3,703,312)
Net Assets			100.0%	178,864,883

a

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities amounted to $37,465,000 or 20.95% of net assets.

b	Variable rate demand note—rate shown is the interest rate in effect at April 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	182,568,195
Level 3 - Significant Unobservable Inputs	-
Total	182,568,195

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free Municipal Cash Management Plus

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)